Segment Results - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2022	Jun. 30, 2021 [1]
Corporate & Other [Line Items]
Net revenues	€ 679	€ (1)	€ 187	€ 241
Provision for credit losses	12	(1)	22	(2)
Noninterest expenses [Abstract]
Compensation and benefits	805	744	1,568	1,507
General and administrative expenses	(640)	(662)	(1,282)	(1,270)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	165	81	286	237
Noncontrolling interests	(49)	(47)	(104)	(97)
Profit (loss) before tax	€ 551	€ (34)	€ (17)	€ 104

[1]	Prior year’s comparatives aligned to presentation in the current year